SUPPLEMENT TO THE PROSPECTUSES
                             OF

             THE EVERGREEN STATE MUNICIPAL FUNDS
             Evergreen California Tax Free Fund
            Evergreen Massachusetts Tax Free Fund
              Evergreen Missouri Tax Free Fund
          Evergreen New Jersey Tax Free Income Fund
              Evergreen New York Tax Free Fund
            Evergreen Pennsylvania Tax Free Fund
                   (together, the "Funds")


I. Effective January 5, 1999, the investment policy of the Funds has been changed with respect to municipal bonds subject to the federal Alternative Minimum Tax ("AMT"). Formerly, each Fund could not invest more than 20% of its assets in municipal bonds subject to AMT. Currently, each Fund may invest up to 100% of its assets in such bonds. In connection with this policy change, the name of each Fund has been changed as follows:

          Old Name                      New Name
Evergreen California Tax      Evergreen California
Free Fund                     Municipal Bond Fund
                              ("California")
Evergreen Massachusetts Tax   Evergreen Massachusetts
Free Fund                     Municipal Bond Fund
                              ("Massachusetts")
Evergreen Missouri Tax Free   Evergreen Missouri Municipal
Fund                          Bond Fund
                              ("Missouri")
Evergreen New Jersey Tax      Evergreen New Jersey
Free Income Fund              Municipal Bond
                              Fund ("New Jersey")
Evergreen New York Tax Free   Evergreen New York Municipal
Fund                          Bond Fund ("New York")
Evergreen Pennsylvania Tax    Evergreen Pennsylvania
Free Fund                     Municipal Bond Fund
                              ("Pennsylvania")


II.  On March 12, 1999, the Board of Trustees of  the
Evergreen Funds approved a proposal to reorganize the following funds:


   SELLING FUNDS          ACQUIRING FUNDS
       California      Evergreen High Grade Municipal Bond Fund
   New York               Evergreen High Grade Municipal Bond Fund
   Massachusetts          Evergreen Municipal Fund
   Missouri               Evergreen Municipal Fund


     If the shareholders of the Selling Funds approve the proposal, all of the assets of each Selling Fund will be transferred to the respective Acquiring Fund and shareholders of such Selling Funds will receive shares of the respective Acquiring Fund in exchange for their shares. Shareholders of each Selling Fund as of May 5, 1999 are scheduled to vote on the proposal at a special meeting of shareholders to be held on July 23, 1999. If approved, the reorganization is proposed to take place on July 30, 1999. Shareholders of each Selling Fund will be mailed information detailing the proposal on or about June 2, 1999.



April 1, 1999




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